Share Capital - Summary of Outstanding Stock Options (Details)	Mar. 31, 2018 CAD ($) shares Year
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Exercise price of share options exercisable	$ 4.55
Weighted Average Remaining Contractual Life (3.41 years)
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding | shares	3,471,904
Options Outstanding | Year	3.41
Options Exercisable | shares	1,569,274
Weighted Average Remaining Contractual Life (3.41 years) | Minimum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	$ 0.56
Exercise price of share options exercisable	0.56
Weighted Average Remaining Contractual Life (3.41 years) | Maximum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	3.78
Exercise price of share options exercisable	$ 3.78
Weighted Average Remaining Contractual Life (5.13 years)
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding | shares	5,731,691
Options Outstanding | Year	5.13
Options Exercisable | shares	577,665
Weighted Average Remaining Contractual Life (5.13 years) | Minimum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	$ 3.79
Exercise price of share options exercisable	3.79
Weighted Average Remaining Contractual Life (5.13 years) | Maximum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	8.51
Exercise price of share options exercisable	$ 8.51
Weighted Average Remaining Contractual Life (4.91 years)
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding | shares	2,712,240
Options Outstanding | Year	4.91
Options Exercisable | shares	536,254
Weighted Average Remaining Contractual Life (4.91 years) | Minimum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	$ 8.52
Exercise price of share options exercisable	8.52
Weighted Average Remaining Contractual Life (4.91 years) | Maximum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	11.76
Exercise price of share options exercisable	$ 11.76
Weighted Average Remaining Contractual Life (5.67 years)
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding | shares	1,540,000
Options Outstanding | Year	5.67
Options Exercisable | shares	16,667
Weighted Average Remaining Contractual Life (5.67 years) | Minimum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	$ 11.77
Exercise price of share options exercisable	11.77
Weighted Average Remaining Contractual Life (5.67 years) | Maximum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	27.94
Exercise price of share options exercisable	$ 27.94
Weighted Average Remaining Contractual Life (5.88 years)
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding | shares	3,790,000
Options Outstanding | Year	5.88
Weighted Average Remaining Contractual Life (5.88 years) | Minimum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	$ 27.95
Exercise price of share options exercisable	27.95
Weighted Average Remaining Contractual Life (5.88 years) | Maximum
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding	33.66
Exercise price of share options exercisable	$ 33.66
Weighted Average Remaining Contractual Life (4.96 years)
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Share Options [Line Items]
Options Outstanding | shares	17,245,835
Options Outstanding | Year	4.96
Options Exercisable | shares	2,699,860